Note 19 - Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
1
4
– NET LOSS PER SHARE

During periods when there is a net loss, all potentially dilutive shares are anti-dilutive and are excluded from the calculation of diluted net loss per share. Based on the Company’s application of the as-converted and treasury stock methods, all common stock equivalents were excluded from the computation of diluted earnings per share due to net losses as of
March 31, 2020
and
2019.
Common stock equivalents that were excluded for the
three
-month periods ended
March 31, 2020
and
2019
are as follows:

	Three-months Ended March 31,
	2020	2019
Convertible debt	5,338,973	4,628,234

NOTE
19
– NET LOSS PER SHARE

During periods when there is a net loss, all potentially dilutive shares are anti-dilutive and are excluded from the calculation of diluted net loss per share. Based on the Company’s application of the as-converted and treasury stock methods, all common stock equivalents were excluded from the computation of diluted earnings per share due to net losses as of
December 31, 2019
and
2018.
Common stock equivalents that were excluded for the years ended
December 31, 2019
and
2018
are as follows:

	2019	2018
Convertible debt	4,930,555	4,154,760